Employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Liabilities
Short-term employee benefits	$ 1,418	$ 1,986
Termination benefits	102	143
Post-employment benefits	14,620	16,382
Total	16,140	18,511
Current	2,299	2,932
Non-current	$ 13,841	$ 15,579